General information about financial statements (Details) - item	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
State of Sao Paulo | Suzano Industrial
Company's Operations [Line Items]
Number of Industrial Units	2
Number of Industrial Units	16
Number of Technology Centers	7,000
%	100.00%	100.00%
Controlling Shareholders
Company's Operations [Line Items]
%	49.25%	46.97%